NET EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
NET EARNINGS (LOSS) PER SHARE [Text Block]
NOTE 20:-	NET EARNINGS (LOSS) PER SHARE

Details of the number of shares and income (loss) used in the computation of earnings per share:

	Year ended December 31,
	2021		2020
	Weighted number of shares (in thousands)	Net loss attributable to equity holders of the Company	Weighted number of shares (in thousands)	Net loss attributable to equity holders of the Company

For the computation of basic net earnings	57,963	$(17,763)	38,565	$(28,698)

Effect of potential dilutive Ordinary shares - Warrants	1,810	(21,739)	-	-

For the computation of diluted net earnings	59,773	$(39,502)	38,565	$(28,698)

*)	For 2021, and 2020, potentially dilutive securities (share options) were excluded from the calculation of diluted earnings per share as they are antidilutive.

**)	Including the effect of Share Consolidation (See Note 18a).